STOCK OPTION AND STOCK UNIT PLANS - STOCK OPTION ACTIVITY (Details) - INCENTIVE STOCK OPTIONS - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years
Expiration term	10 years
Number
Options outstanding at beginning of year (in shares)	34,366
Options granted (in shares)	5,775
Options exercised (in shares)	(2,519)
Options cancelled or expired (in shares)	(3,235)
Options outstanding at end of year (in shares)	34,387	34,366
Options vested at end of year (in shares)	21,064
Weighted Average Exercise Price
Options outstanding at beginning of year (in dollars per share)	$ 45.41
Options granted (in dollars per share)	32.32
Options exercised (in dollars per share)	27.11
Options cancelled or expired (in dollars per share)	44.11
Options outstanding at end of year (in dollars per share)	43.47	$ 45.41
Options vested at end of year (in dollars per share)	$ 43.48
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	6 years 1 month 6 days
Options vested at end of year	4 years 8 months 12 days
Aggregate Intrinsic Value
Options outstanding at end of year	$ 108
Options vested at end of year	84
Stock options, additional disclosures
Total intrinsic value of awards exercised	42	$ 62	$ 123
Cash received on exercise of awards	15	17	37
Total fair value of options vested	$ 36	$ 44	$ 36